REDEEMABLE NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2014
Reconciliation of Redeemable Noncontrolling Interest

A reconciliation of Redeemable noncontrolling interest is as follows:

Year ended December 31,
2014
Redeemable noncontrolling interest opening balance	—
Issuance of Redeemable noncontrolling interest	131,296,977
Net loss attributable to redeemable noncontrolling interest	(20,876,617)
Accretion on Redeemable noncontrolling interest	21,076,744

Redeemable noncontrolling interest ending balance	131,497,104